united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/17

Item 1. Reports to Stockholders.

Patriot Fund
Patriot Balanced Fund

Annual Report
September 30, 2017

1-855-527-2363
www.patriotfund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Patriot Fund
Shareholder Letter

September 30, 2017

The Patriot Fund (the “Fund”) is a large cap domestic equity portfolio that attempts to provide long-term capital appreciation while maintaining a ‘terror-free’ investment mandate. The Patriot Fund was created to give individual investors the same opportunity to divest their portfolios of companies operating in nations designated as state sponsors of terrorism that institutions have had for years. The Advisor believes that divestment, in addition to being a patriotic act, can help minimize global security risk in a portfolio. The Patriot Fund employs Ascendant’s proprietary investment process that is based on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

For the twelve months ended September 30, 2017 the Fund (TRFTX) returned +17.32%. YTD the Fund has a return of +11.75%. The Patriot Fund’s performance is attributable to strong security selection across multiple sectors. The leading sectors for the past year were: Industrials (+32.25%), Materials (+27.81%), Financials (+27.18%), and Information Technology (+25.43%). The lagging sectors were: Telecommunication Services (+1.30%), Energy (+3.36%) and Consumer Staples (+9.01%). Top individual performers included: Bank of America (+64.34%), Micron Technology Inc (+43.96%), United Health Group Inc (42.09%), Raytheon (+39.92) and Aetna (+39.30%). The worst performers were: Qualcomm Inc (-22.03%, 2.0% of the Fund), Newell Brands Inc (-17.58%), Kraft Heinz Co (-10.92%) and Masco (-7.38%).

The most talked about factor currently impacting stocks is the synchronized global expansion, in which most of the major and developing economies in the world are showing healthy growth, all at the same time. This is expected by some analysts to continue for the next few years. Additional considerations for the coming year include: whether the proposed tax reforms pass Congress, central bank interest rate decisions (which should show small and gradual rate increases), the gradual shrinking of the Federal Reserve’s Balance Sheet, whether inflation remains in check, whether the new administration is able to renegotiate trade deals without resulting in tariff wars, and of course geopolitical risks. The earnings for 2017 showed healthy growth (following an earnings recession), and forecasts are for strong positive earnings growth in 2018 and 2019.

We believe that a diversified portfolio built using a disciplined and consistently applied process to identify relative value in stocks, coupled with the potential for strong earnings growth and stock price momentum is the best approach to managing the various risk factors investors face.

Regards,

James H. Lee
Portfolio Manager

1348-NLD-11/09/2017

Patriot Balanced Fund
Shareholders Letter

September 30, 2017

The Patriot Balanced Fund (the “Fund”) began trading on October 5, 2011. The Fund is a combination of our MultiCap Equity and Fixed Income Composite Strategies which have previously only been available through our separately managed account products structure. Our proprietary process is built on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

For the twelve months ended September 30, 2017 the Fund (ATBIX) returned +10.17%. YTD the Fund has a return of +7.03%. Gross of fees, the equity portion of the Fund returned +16.4% for the year, and fixed income returned +7.3%. The leading sectors for the past year were: Materials (+36.2%), Financials (+24.3%), Industrials (+23.9%), and Health Care (+17.02%). The lagging sector was Telecommunication Services (-2.6%). Top individual performers included: Sanderson Farms (+72.5%, .31% of the Fund), Celanese Corp Series A (+59.7%, 1.0% of the Fund), Regions Financial (+57.5%, .63% of the Fund), and Deere (+50.3%, .16% of the Fund). The worst performers were: Carrizo Oil & Gas (-57.8%, .08% of the Fund), Gulfport Energy (-47.8%, .13% of the Fund ), Footlocker (-47.0%, .39% of the Fund), and Superior Energy Services (-40.3%, .09% of the Fund).

The most talked about factor currently impacting stocks is the synchronized global expansion, in which most of the major and developing economies in the world are showing healthy growth, all at the same time. This is expected by some analysts to continue for the next few years. Additional considerations for the coming year include: whether the proposed tax reforms pass Congress, central bank interest rate decisions (which should show small and gradual rate increases), the gradual shrinking of the Federal Reserve’s Balance Sheet, whether inflation remains in check, whether the new administration is able to renegotiate trade deals without resulting in tariff wars, and of course geopolitical risks. The earnings for 2017 showed healthy growth (following an earnings recession), and forecasts are for strong positive earnings growth in 2018 and 2019.

Our Fund is tactically allocated based upon the decisions of the Ascendant Advisors Investment Committee. The current allocation is a mix of 60% equities and 40% fixed income, which is a “neutral” equity weighting. Within equity, on a fund percentage weighting, the allocation is: Large Cap 22.5%, Small-Mid Cap 17.5%, Equity Income 15.0% and Natural Resurces 5.0%. We currently have a defensive position in Fixed Income, since we are forecasting a gradual rise in both short term and long term interest rates.

Regards,

James H. Lee
Portfolio Manager

1349-NLD-11/09/2017

Patriot Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2017

The Fund’s performance figures* for the periods ended September 30, 2017, compared to its benchmark:

	One	Annualized	Annualized	Annualized Inception** -
	Year	Three Year	Five Year	September 30, 2017
Patriot Fund - Class A Shares	17.08%	9.93%	12.74%	12.34%
Patriot Fund - Class A Shares with load	10.37%	7.78%	11.42%	11.15%
Patriot Fund - Class C Shares	16.21%	9.10%	11.92%	11.54%
Patriot Fund - Class I Shares	17.32%	10.21%	13.03%	12.63%
S&P 500 Index	18.61%	10.81%	14.22%	13.86%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Class A shares and Class C shares are calculated using the traded NAV on September 30, 2017. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, after fee waivers, including underlying funds, are 2.41%, 3.16% and 2.16%, respectively, for Class A, Class C and Class I shares per the January 30, 2017 prospectus. The Fund’s total annual operating expenses, before fee waivers, including underlying funds, are 2.44%, 3.19% and 2.19%, respectively, for Class A, Class C and Class I shares. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Inception date is March 1, 2012.

The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Patriot Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2017

The Fund’s top asset classes and industry sectors as of September 30, 2017, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Financials	19.0%
Health Care	15.1%
Technology	13.7%
Consumer Discretionary	12.0%
Industrials	10.0%
Consumer Staples	9.4%
Communications	7.4%
Energy	5.1%
Materials	4.1%
Utilities	2.0%
Other, Cash & Cash Equivalents	2.2%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Patriot Balanced Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2017

The Fund’s performance figures* for the periods ended September 30, 2017, compared to its benchmarks:

	One	Annualized	Annualized	Annualized Inception** -
	Year	Three Year	Five Year	September 30, 2017
Patriot Balanced Fund - Class A Shares	9.87%	3.47%	6.34%	8.59%
Patriot Balanced Fund - Class A Shares with load	3.52%	1.46%	5.09%	7.52%
Patriot Balanced Fund - Class C Shares	9.07%	2.71%	5.53%	7.80%
Patriot Balanced Fund - Class I Shares	10.17%	3.76%	6.63%	8.90%
S&P 500 Index	18.61%	10.81%	14.22%	16.56%
BofA Merrill Lynch U.S. Corporate & Government Index	(0.11)%	2.88%	2.15%	2.79%
Blended Benchmark Index***	10.82%	7.73%	9.38%	11.02%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Class A shares are calculated using the traded NAV on September 30, 2017. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.30%, 3.10% and 2.10%, respectively, for Class A, Class C and Class I shares per the January 30, 2017 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Commencement of operations is October 5, 2011.

The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. Investors cannot invest directly in an index or benchmark.

***	The Blended Benchmark Index represents a blend of 60% S&P 500 Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Patriot Balanced Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2017

The Fund’s top asset classes and industry sectors as of September 30, 2017, are as follows:

Top Asset Class/Industry Sector	Net Assets
Funds
Mutual Funds	32.0%
Exchange Traded Funds	5.2%
Financials	10.8%
Technology	10.6%
Industrials	7.4%
Consumer Discretionary	6.8%
Energy	6.3%
Health Care	5.6%
Consumer Staples	3.6%
Materials	3.1%
Communications	2.9%
Utilities	0.9%
Other, Cash & Cash Equivalents	4.8%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2017

Shares		Value
	COMMON STOCKS - 97.8%
	AEROSPACE & DEFENSE - 5.0%
3,727	General Dynamics Corp.	$766,197
5,337	Raytheon Co.	995,777
		1,761,974
	BANKS - 6.6%
32,183	Bank of America Corp.	815,517
12,857	SunTrust Banks, Inc.	768,463
13,935	US Bancorp	746,777
		2,330,757
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.8%
6,508	Johnson & Johnson	846,105
13,163	Merck & Co., Inc.	842,827
		1,688,932
	CHEMICALS - 4.1%
3,607	3M Company	757,109
6,868	LyondellBasell Industries N.V.	680,275
		1,437,384
	CONSUMER PRODUCTS - 4.6%
5,297	Constellation Brands, Inc.	1,056,487
7,107	Kraft Heinz Co.	551,148
		1,607,635
	ELECTRICAL EQUIPMENT - 2.6%
13,030	Fortive Corp.	922,394

	GAMING, LODGING & RESTAURANTS - 2.8%
15,200	Carnival Corp.	981,464

	HARDWARE - 5.6%
6,429	Apple, Inc.	990,837
29,747	Cisco Systems, Inc.	1,000,392
		1,991,229
	HEALTHCARE FACILITIES & SERVICES - 5.5%
5,124	Aetna, Inc.	814,767
5,750	UnitedHealth Group, Inc.	1,126,138
		1,940,905
	HOME & OFFICE PRODUCTS - 2.2%
17,968	Newell Rubbermaid, Inc.	766,695

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
9,743	Northern Trust Corp.	895,674

	INSURANCE - 2.7%
6,655	Chubb Ltd.	948,670

	MEDIA - 5.3%
559	Alphabet, Inc. - Class A *	544,309
559	Alphabet, Inc. - Class C *	536,143
30,479	Twenty-First Century Fox, Inc.	804,036
		1,884,488

See accompanying notes to financial statements.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 4.8%
8,052	Danaher Corp.	$690,701
5,271	Thermo Fisher Scientific. Inc,	997,273
		1,687,974
	OIL, GAS & COAL - 5.1%
4,991	Concho Resources, Inc. *	657,415
6,655	EOG Resources, Inc.	643,805
5,949	Exxon Mobil Corp.	487,699
		1,788,919
	REAL ESTATE INVESTMENT TRUST (REIT) - 2.0%
9,374	Vornado Realty Trust	720,673

	RETAIL - CONSUMER STAPLES - 4.8%
10,967	CVS Health Corp.	891,836
10,262	Wal-Mart Stores, Inc.	801,873
		1,693,709
	RETAIL - DISCRETIONARY - 7.0%
26,899	eBay, Inc. *	1,034,536
4,605	The Home Depot Inc.	753,194
9,370	TJX Cos., Inc.	690,850
		2,478,580
	SEMICONDUCTORS - 5.8%
29,854	Micron Technology, Inc. *	1,174,158
9,729	Texas Instruments, Inc.	872,108
		2,046,266
	SOFTWARE - 2.3%
16,650	Oracle Corp.	805,027

	SPECIALTY FINANCE - 5.1%
11,752	Discover Financial Services	757,769
8,092	Fiserv, Inc. *	1,043,544
		1,801,313
	TELECOM - 2.1%
18,567	AT&T, Inc.	727,269

	UTILITIES - 2.1%
10,781	American Electric Power Co., Inc.	757,257

	WASTE & ENVIRONMENTAL SERVICES & EQUIPMENT - 2.4%
12,658	Republic Services, Inc.	836,187

	TOTAL COMMON STOCKS (Cost $25,605,513)	34,501,375

See accompanying notes to financial statements.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Value
	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
780,448	JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.87% ** (Cost $780,448)	$780,448

	TOTAL INVESTMENTS - 100.0% (Cost $26,385,961) (a)	$35,281,823
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(10,614)
	NET ASSETS - 100.0%	$35,271,209

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,455,933 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$8,914,594
Unrealized Depreciation:	(88,704)
Net Unrealized Appreciation:	$8,825,890

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

REITS - Real Estate Investment Trusts

N.V. - Naamloze Vennootschap

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2017

Shares		Value
	COMMON STOCKS - 39.0%
	AEROSPACE & DEFENSE - 1.4%
445	Arconic, Inc.	$11,072
539	Harris Corp.	70,975
226	Lockheed Martin Corp.	70,126
555	Raytheon Co.	103,552
		255,725
	APPAREL & TEXTILE PRODUCTS - 0.4%
2,891	Hanesbrands, Inc.	71,234

	AUTOMOTIVE - 1.0%
5,313	Ford Motor Co.	63,597
709	Lear Corp.	122,714
		186,311
	BANKS - 2.2%
1,586	BB&T Corp.	74,447
2,460	International Bancshares Corp.	98,646
1,512	Prosperity Bancshares, Inc.	99,384
8,091	Regions Financial Corp.	123,226
		395,703
	BIOTECH & PHARMACEUTICALS - 2.7%
1,426	AbbVie, Inc.	126,714
306	Amgen, Inc.	57,054
810	Johnson & Johnson	105,308
1,605	Merck & Co, Inc.	102,768
1,888	Prestige Brands Holdings, Inc. *	94,570
		486,414
	CHEMICALS - 1.8%
118	Avery Dennison Corp.	11,604
2,004	Celanese Corp.	208,957
1,295	Sensient Technologies Corp.	99,612
		320,173
	COMMERCIAL SERVICES - 0.6%
1,575	Deluxe Corp.	114,912

	CONSUMER PRODUCTS - 1.2%
581	Diageo PLC - ADR	76,767
553	Kraft Foods Group, Inc.	42,885
659	Sanderson Farms, Inc.	106,442
		226,094
	CONTAINERS & PACKAGING - 0.2%
233	Packaging Corp of America	26,720

	DESIGN, MANUFACTURING & DISTRIBUTION - 0.7%
947	SYNNEX Corp.	119,805

	DISTRIBUTORS - CONSUMER STAPLES - 0.3%
1,125	Sysco Corp.	60,694

	DISTRIBUTORS - DISCRETIONARY - 0.4%
1,958	LKQ Corp. *	70,468

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
1,078	Belden, Inc.	$86,811
1,029	Ingersoll-Rand PLC	91,756
		178,567
	ENGINEERING & CONSTRUCTION SERVICES - 0.4%
894	Dycom Industries, Inc. *	76,777

	GAMING, LODGING & RESTAURANTS - 0.9%
1,492	Carnival Corp.	96,338
1,398	Dunkin’ Brands Group, Inc.	74,206
		170,544
	HARDWARE - 1.0%
671	Apple, Inc.	103,415
2,587	Cisco Systems, Inc.	87,001
		190,416
	HEALTH CARE FACILITIES & SERVICES - 0.8%
1,267	INC Research Holdings, Inc. *	66,264
410	UnitedHealth Group, Inc.	80,299
		146,563
	HOME & OFFICE PRODUCTS - 0.3%
1,243	Newell Brands, Inc.	53,039

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
958	Lazard Ltd.	43,321

	INSURANCE - 2.5%
1,220	Aflac, Inc.	99,296
1,300	American Financial Group, Inc.	134,485
433	Assurant, Inc.	41,360
624	Chubb Ltd.	88,951
1,271	Cincinnati Financial Corp.	97,321
		461,413
	IRON & STEEL - 0.1%
419	BHP Billiton Ltd. - ADR	16,982

	MACHINERY - 2.0%
647	Caterpillar, Inc.	80,687
179	Deere & Co.	22,481
2,025	Kennametal, Inc.	81,688
1,274	MSA Safety, Inc.	101,296
897	Regal Beloit Corp.	70,863
		357,015
	MEDIA - 0.8%
1,116	AMC Networks, Inc. *	65,253
619	Omnicom Group, Inc.	45,849
3,103	TEGNA, Inc.	41,363
		152,465
	MEDICAL EQUIPMENT & DEVICES - 0.8%
2,039	Hologic, Inc. *	74,811
2,175	VWR Corp. *	72,014
		146,825
	METALS & MINING - 0.1%
187	Newmont Mining Corp.	7,014

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Value
	OIL & GAS & COAL - 4.7%
252	Anadarko Petroleum Corp.	$12,310
336	Apache Corp.	15,389
635	BP PLC - ADR	24,403
596	Cabot Oil & Gas Corp.	15,943
494	Carrizo Oil & Gas, Inc. *	8,462
661	Chevron Corp.	77,668
129	Cimarex Energy Co.	14,663
170	Concho Resources, Inc. *	22,392
367	ConocoPhillips	18,368
121	Core Laboratories NV	11,943
398	DCP Midstream LP	13,787
256	Devon Energy Corp.	9,398
162	Diamondback Energy, Inc. *	15,870
739	Enbridge Energy Partners LP	11,809
617	Enterprise Products Partners LP	16,085
188	EOG Resources, Inc.	18,187
339	Exxon Mobil Corp.	27,791
68	Goodrich Petroleum Corp. *	660
473	Halliburton Co.	21,772
516	Imperial Oil Ltd.	16,481
986	Magellan Midstream Partners LP	70,065
292	Marathon Petroleum Corp.	16,375
398	Newfield Exploration Co. *	11,809
327	Occidental Petroleum Corp.	20,997
692	Oil States International, Inc. *	17,542
221	ONEOK Partners LP	12,246
91	Pioneer Natural Resources Co.	13,426
462	Plains All American Pipeline LP	9,790
268	Royal Dutch Shell PLC	16,236
2,912	RPC, Inc.	72,189
1,615	RSP Permian, Inc. *	55,863
1,116	Superior Energy Services, Inc. *	11,919
1,570	TechnipFMC PLC *	43,834
315	TransCanada Corp.	15,570
961	Transocean Ltd. *	10,340
1,033	Valero Energy Corp.	79,469
		851,051
	PASSENGER TRANSPORTATION - 0.5%
1,106	Alaska Air Group, Inc.	84,355

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
1,269	Agree Realty Corp.	62,283
7,015	Duke Realty Corp.	202,172
2,902	First Industrial Realty Trust, Inc.	87,321
2,102	Hospitality Properties Trust	59,886
654	Weyerhaeuser Co.	22,256
		433,918
	RETAIL - CONSUMER STAPLES - 0.4%
941	Wal-Mart Stores, Inc.	73,530

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Value
	RETAIL - DISCRETIONARY - 0.2%
1,125	Foot Locker, Inc.	$39,622

	SEMICONDUCTORS - 0.5%
2,328	Intel Corp.	88,650

	SOFTWARE - 2.6%
1,987	CA, Inc.	66,326
1,189	j2 Global, Inc.	87,843
1,801	Microsoft Corp.	134,156
1,912	Open Text Corp.	61,738
1,601	Synopsys, Inc. *	128,929
		478,992
	SPECIALTY FINANCE - 0.9%
379	Alliance Data Systems Corp.	83,967
5,546	Navient Corp.	83,301
		167,268
	TECHNOLOGY SERVICES - 1.8%
652	Automatic Data Processing, Inc.	71,277
1,217	CDK Global, Inc.	76,780
965	MSCI, Inc.	112,808
981	Paychex, Inc.	58,821
		319,686
	TELECOM - 0.3%
1,506	AT&T, Inc.	58,990

	UTILITIES - 0.9%
1,043	American Electric Power Co., Inc.	73,260
1,111	Pinnacle West Capital Corp.	93,946
		167,206

	TOTAL COMMON STOCKS (Cost $5,137,010)	7,098,462

Principal ($)
	CONVERTIBLE BONDS - 10.0%
	AUTOMOBILES MANUFACTURING - 1.5%
242,000	Tesla Motors, Inc., 1.250% due 3/1/2021	273,158

	EXPLORATION & PRODUCTION - 0.0%
203,000	Goodrich Petroleum Escrow., 0.000% due 10/1/2029 +	—

	FINANCIAL SERVICES - 2.2%
147,000	Jefferies Group, Inc., 3.875% due 11/1/2029	147,735
250,000	Prospect Capital Corp., 5.875% due 1/15/2019	258,750
		406,485
	HEALTH CARE FACILITIES & SERVICES - 0.6%
119,000	Brookdale Senior Living, Inc., 2.750% due 6/15/2018	118,851

	INDUSTRIAL OTHER - 0.6%
103,000	Titan Machinery, Inc., 3.750% due 5/1/2019	103,515

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Principal ($)		Value
	REFINING & MARKETING - 0.8%
130,000	Alon USA Energy, Inc., 3.000% due 09/15/2018	$147,063

	SEMICONDUCTORS - 1.0%
150,000	Rambus, Inc., 1.125% due 8/15/2018	177,187

	SOFTWARE & SERVICES - 2.2%
99,000	Cornerstone OnDemand, Inc., 1.500% due 7/1/2018	100,547
100,000	Nuance Communications, Inc., 2.750% due 11/1/2031	100,375
200,000	Web.com Group, Inc., 1.500% due 8/15/2018	199,750
		400,672
	TRANSPORTATION & LOGISTICS - 1.1%
98,000	Navistar International Corp., 4.500% due 10/15/2018	102,410
108,000	Scorpio Tankers, Inc., 2.375% due 07/1/2019 144A	97,537
		199,947

	TOTAL CONVERTIBLE BONDS (Cost $1,594,535)	1,826,878

Shares
	EXCHANGE TRADED FUNDS - 5.2%
	CORPORATE - 2.4%
1,044	First Trust Senior Loan ETF	50,310
2,711	Highland/iBoxx Senior Loan ETF	49,611
3,500	SPDR Bloomberg Barclays High Yield Bond ETF	130,620
2,370	Vanguard Intermediate-Term Corporate Bond ETF	208,584
		439,125
	INDEX RELATED - 2.4%
8,550	SPDR Bloomberg Barclays Convertible Securities ETF	436,649

	MATERIALS - 0.2%
348	iShares Global Timber & Forestry ETF	23,264
692	VanEck Vectors Gold Miners ETF	15,888
		39,152
	PRECIOUS METALS - 0.2%
198	SPDR Gold Shares *	24,073

	TOTAL EXCHANGE TRADED FUNDS (Cost $871,809)	938,999

	MUTUAL FUNDS - 32.0%
	CLOSED-END FUND - 0.1%
1,957	Sprott Physical Silver Trust - Trust Unit *	12,290

	OPEN-END FUNDS - 31.9%
68,681	Highland Floating Rate Opportunities Fund - Class Z	500,000
297,977	Patriot Fund - Class A #	5,107,330
17,505	Ascendant Deep Value Bond Fund - Class I #	210,940
		5,818,270

	TOTAL MUTUAL FUNDS (Cost $5,178,950)	5,830,560

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Principal ($)		Value
	NON-CONVERTIBLE BONDS - 9.0%
	AUTOMOBILES MANUFACTURING 0.5%
86,000	Ford Motor Co., 6.500% due 08/1/2018	$89,287

	CHEMICALS - 0.7%
110,000	The Valspar Corp., 7.250% due 6/15/2019	119,576

	ELECTRICAL EQUIPMENT MANUFACTURING - 1.0%
200,000	General Cable Corp., 5.000% due 11/15/2029	178,250

	ENTERTAINMENT CONTENT - 0.7%
115,000	Viacom, Inc., 5.625% due 9/15/2019	122,691

	FINANCIAL SERVICES - 0.3%
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/2021	56,069

	FOOD & BEVERAGE - 1.4%
225,000	Kellogg Co., 3.250% due 5/21/2018	227,454
34,000	PepsiCo., Inc., 5.000% due 6/1/2018	34,780
		262,234
	MASS MERCHANTS - 0.2%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/2019	36,167

	METALS & MINING - 0.4%
74,000	Nucor Corp., 5.750% due 12/1/2017	74,466

	PHARMACEUTICALS - 0.6%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/2019	35,943
74,000	Pfizer, Inc., 4.650% due 3/1/2018	74,972
		110,915
	PIPELINES - 0.8%
70,000	Kinder Morgan, Inc., 6.500% due 9/15/2020	77,409
70,000	Kinder Morgan Energy Partners LP, 5.300% due 9/15/2020	75,536
		152,945
	RETAIL - CONSUMER DISCRETIONARY - 0.5%
92,000	eBay Inc., 2.200% due 8/1/2019	92,418

	SOFTWARE & SERVICES - 0.8%
150,000	Xerox Corp., 3.500% due 8/20/2020	153,095

	WIRELESS TELECOMMUNICATIONS SERVICES - 1.1%
200,000	AT&T, Inc., 2.450% due 6/30/2020	201,555

	TOTAL NON-CONVERTIBLE BONDS (Cost $1,597,324)	1,649,668

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Principal ($)			Value
		U.S. GOVERNMENT TREASURY OBLIGATIONS - 2.0%
51,413	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	$51,703
48,676	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/2020	50,379
266,115	(b)	United States Treasury Inflation Indexed Bonds, 0.125% due 7/15/2022	267,247
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $371,098)	369,329
Shares
		WARRANT - 0.0%
584		Goodrich Petroleum Corporation (Cost $97,024) * +	—

		SHORT-TERM INVESTMENT- 5.5%
		MONEY MARKET FUND - 5.5%
1,005,148		JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.87% ** (Cost $1,005,148)	1,005,148

		TOTAL INVESTMENTS - 102.7% (Cost $15,852,898) (a)	$18,719,044
		LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%	(494,894)
		NET ASSETS - 100.0%	$18,224,150

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,079,674 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,184,468
Unrealized Depreciation:	(545,098)
Net Unrealized Appreciation:	$2,639,370

*	Non-Income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

+	Security is worth less that one US dollar.

#	Affiliated Fund

LP - Limited Partnership

N.V. - Naamloze Vennootschap

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(b)	Principal Amount of security is adjusted for inflation factor.

See accompanying notes to financial statements.

The Patriot Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2017

			Patriot Balanced
	Patriot Fund		Fund
ASSETS
Investment in securities:
Unaffiliated companies, at Cost	$26,385,961		$11,188,161
Affiliated companies, at Cost	—		4,664,737
Investments, at Cost	$26,385,961		$15,852,898
Unaffiliated companies, at Value	$35,281,823		$13,400,774
Affiliated companies, at Value	—		5,318,270
Investments, at Value	$35,281,823		$18,719,044
Receivable for Fund shares sold	1,413		108
Dividends and interest receivable	31,465		37,927
Prepaid expenses and other assets	20,978		7,666
TOTAL ASSETS	35,335,679		18,764,745

LIABILITIES
Payable for investments purchased	—		500,000
Investment advisory fees payable	34,318		11,588
Distribution (12b-1) fees payable	2,249		428
Payable to related parties	3,878		9,006
Accrued expenses and other liabilities	24,025		19,573
TOTAL LIABILITIES	64,470		540,595
NET ASSETS	$35,271,209		$18,224,150

Net Assets Consist Of:
Paid in capital	$25,946,122		$14,928,058
Accumulated net investment loss	(108,793)		(44,170)
Accumulated net realized gain from security transactions	538,018		474,116
Net unrealized appreciation on investments	8,895,862		2,866,146
NET ASSETS	$35,271,209		$18,224,150

Net Asset Value Per Share:
Class A Shares:
Net Assets	$8,776,610		$1,307,456
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	512,219		93,679
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$17.13	(c)	$13.96	(c)
Maximum offering price per share (maximum sales charge of 5.75%) (b)	$18.18	(c)	$14.81	(c)

Class C Shares:
Net Assets	$559,406		$200,372
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	34,062		14,819
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.42	(c)	$13.52

Class I Shares:
Net Assets	$25,935,193		$16,716,322
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,489,769		1,193,211
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$17.41		$14.01

(a)	Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption of shares held less than 30 days may be assessed a redemption fee of 2.00%.

(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 18 months after their purchase.

(c)	The NAV and offering price shown above differs from the traded NAV on September 30, 2017 due to financial statement adjustments.

See accompanying notes to financial statements.

The Patriot Funds
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2017

		Patriot Balanced
	Patriot Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies (Less foreign withholding tax of $1,669 and $400)	$631,668	$109,359
Dividends from affiliated companies	—	106,609
Interest	4,892	109,761
TOTAL INVESTMENT INCOME	636,560	325,729

EXPENSES
Investment advisory fees	462,630	198,392
Distribution (12b-1) fees:
Class A	24,787	3,427
Class C	5,033	2,829
Administrative services fees	60,910	68,284
Registration fees	35,480	15,344
Professional fees	29,440	29,331
Transfer agent fees	18,312	18,522
Printing and postage expenses	15,185	9,590
Trustees fees and expenses	12,787	9,667
Compliance officer fees	10,738	10,738
Shareholder servicing	5,966	2,802
Custodian fees	5,065	4,985
Insurance expense	959	959
Other expenses	2,877	2,877
TOTAL EXPENSES	690,169	377,747

Plus: Recapture of fees waived/reimbursed by the Adviser	50,343	—
Less: Fees waived by the Adviser for Affiliated Holdings	—	(50,314)

NET EXPENSES	740,512	327,433
NET INVESTMENT LOSS	(103,952)	(1,704)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Security transactions, unaffiliated companies	947,265	464,312
Distributions of capital gains from underlying investment companies	—	104,858
Foreign Exchange Gain	39	—
	947,304	569,170
Net change in unrealized appreciation of:
Net change in unrealized appreciation on investments, unaffiliated companies	4,401,484	506,282
Net change in unrealized appreciation on investments, affiliated companies	—	663,624
	4,401,484	1,169,906

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,348,788	1,739,076

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,244,836	$1,737,372

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
FROM OPERATIONS
Net investment loss	$(103,952)	$(39,881)
Net realized gain from security transactions	947,304	361,775
Net change in unrealized appreciation on investments	4,401,484	2,077,814
Net increase in net assets resulting from operations	5,244,836	2,399,708

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(251,267)	(177,172)
Class C	(11,020)	(12,232)
Class I	(454,342)	(432,248)
Net decrease in net assets resulting from distributions to shareholders	(716,629)	(621,652)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	760,933	7,837,036
Class C	50,898	147,236
Class I	5,208,231	5,297,602
Net asset value of shares issued in reinvestment of distributions:
Class A	78,702	75,672
Class C	7,759	9,253
Class I	302,830	342,069
Payments for shares redeemed:
Class A	(4,286,982)	(3,617,683)
Class C	(29,691)	(88,106)
Class I	(2,493,544)	(2,411,391)
Redemption fee proceeds:
Class A	—	32
Class C	—	2
Class I	—	103
Net increase (decrease) in net assets resulting from shares of beneficial interest	(400,864)	7,591,825

TOTAL INCREASE IN NET ASSETS	4,127,343	9,369,881

NET ASSETS
Beginning of Year	31,143,866	21,773,985
End of Year*	$35,271,209	$31,143,866
* Includes accumulated net investment loss of:	$(108,793)	$(30,837)

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
SHARE ACTIVITY
Class A:
Shares Sold	49,254	531,730
Shares Reinvested	5,055	5,208
Shares Redeemed	(268,359)	(249,002)
Net increase (decrease) in shares of beneficial interest outstanding	(214,050)	287,936

Class C:
Shares Sold	3,233	10,592
Shares Reinvested	517	655
Shares Redeemed	(1,932)	(6,358)
Net increase in shares of beneficial interest outstanding	1,818	4,889

Class I:
Shares Sold	319,712	365,514
Shares Reinvested	19,179	23,286
Shares Redeemed	(154,800)	(164,046)
Net increase in shares of beneficial interest outstanding	184,091	224,754

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
FROM OPERATIONS
Net investment income (loss)	$(1,704)	$94,487
Net realized gain from security transactions	464,312	1,182,885
Distributions of capital gains from underlying investment companies	104,858	2,130
Net change in unrealized appreciation (depreciation) of investments	1,169,906	(54,385)
Net increase in net assets resulting from operations	1,737,372	1,225,117

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(100,607)	(41,575)
Class C	(26,835)	(10,341)
Class I	(1,133,542)	(363,444)
From net investment income:
Class A	(7,621)	(6,157)
Class I	(134,474)	(100,861)
Net decrease in net assets from distributions to shareholders	(1,403,079)	(522,378)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	38,003	10,399
Class C	—	5,700
Class I	765,652	503,580
Net asset value of shares issued in reinvestment of distributions
Class A	103,704	46,234
Class C	3,736	2,297
Class I	1,239,055	453,838
Payments for shares redeemed
Class A	(546,129)	(320,689)
Class C	(189,447)	(172,253)
Class I	(1,834,111)	(2,059,903)
Net decrease in net assets from shares of beneficial interest	(419,537)	(1,530,797)

TOTAL DECREASE IN NET ASSETS	(85,244)	(828,058)

NET ASSETS
Beginning of Year	18,309,394	19,137,452
End of Year*	$18,224,150	$18,309,394
* Includes undistributed (accumulated) net investment income (loss) of:	$(44,170)	$72,264

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
SHARE ACTIVITY - CLASS A
Shares Sold	2,737	801
Shares Reinvested	7,868	3,505
Shares Redeemed	(40,965)	(23,866)
Net decrease in shares of beneficial interest outstanding	(30,360)	(19,560)

SHARE ACTIVITY - CLASS C
Shares Sold	—	435
Shares Reinvested	291	178
Shares Redeemed	(14,503)	(13,386)
Net decrease in shares of beneficial interest outstanding	(14,212)	(12,773)

SHARE ACTIVITY - CLASS I
Shares Sold	56,301	37,864
Shares Reinvested	93,868	34,330
Shares Redeemed	(135,845)	(155,644)
Net increase (decrease) in shares of beneficial interest outstanding	14,324	(83,450)

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		September 30,	September 30,	September 30,	September 30,
Class A Shares	2017		2016	2015	2014	2013
Net asset value, beginning of year	$14.97		$13.99	$14.37	$11.91	$10.51
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.05)	(0.03)	(0.06)	(0.03)
Net realized and unrealized gain on investments	2.58		1.43	0.47	2.56	1.43
Total from investment operations	2.51		1.38	0.44	2.50	1.40
Less distributions from:
Net realized gains	(0.35)		(0.40)	(0.82)	(0.04)	—
Total distributions	(0.35)		(0.40)	(0.82)	(0.04)	—
Paid-in-capital from redemption fees (1)	—		0.00 (4)	0.00 (4)	—	—
Net asset value, end of year	$17.13		$14.97	$13.99	$14.37	$11.91
Total return (2)	17.02%		9.94%	3.22%	20.99%	13.32%
Net assets, at end of year (000s)	$8,777		$10,875	$6,132	$1,878	$801
Ratio of gross expenses to average net assets (3)	2.25	% (6)	2.43%	2.61%	2.89%	3.04%
Ratio of net expenses to average net assets	2.40	% (5)	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.43)%		(0.33)%	(0.23)%	(0.47)%	(0.27)%
Portfolio Turnover Rate	41%		49%	22%	23%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.01 per share.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(6)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,		September 30,	September 30,	September 30,	September 30,
Class C Shares	2017		2016	2015	2014	2013
Net asset value, beginning of year	$14.47		$13.63	$14.13	$11.79	$10.48
Activity from investment operations:
Net investment loss (1)	(0.20)		(0.15)	(0.18)	(0.17)	(0.13)
Net realized and unrealized gain on investments	2.50		1.39	0.50	2.55	1.44
Total from investment operations	2.30		1.24	0.32	2.38	1.31
Less distributions from:
Net realized gains	(0.35)		(0.40)	(0.82)	(0.04)	—
Total distributions	(0.35)		(0.40)	(0.82)	(0.04)	—
Paid-in-capital from redemption fees (1)	—		0.00 (4)	0.00 (4)	—	—
Net asset value, end of year	$16.42		$14.47	$13.63	$14.13	$11.79
Total return (2)	16.13%		9.15%	2.39%	20.19%	12.50%
Net assets, at end of year (000s)	$559		$467	$373	$378	$239
Ratio of gross expenses to average net assets (3)	3.00	% (6)	3.18%	3.36%	3.64%	3.79%
Ratio of net expenses to average net assets	3.15	% (5)	3.15%	3.15%	3.15%	3.15%
Ratio of net investment loss to average net assets	(1.25)%		(1.06)%	(0.64)%	(1.24)%	(1.14)%
Portfolio Turnover Rate	41%		49%	22%	23%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.01 per share.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(6)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30,		September 30,	September 30,	September 30,		September 30,
Class I Shares	2017		2016	2015	2014		2013
Net asset value, beginning of year	$15.17		$14.13	$14.47	$11.96		$10.53
Activity from investment operations:
Net investment loss (1)	(0.04)		(0.01)	(0.05)	(0.03)		(0.00	) (4)
Net realized and unrealized gain on investments	2.63		1.45	0.53	2.58		1.43
Total from investment operations	2.59		1.44	0.48	2.55		1.43
Less distributions from:
Net investment income	—		—	—	(0.00	)(4)	—
Net realized gains	(0.35)		(0.40)	(0.82)	(0.04)		—
Total distributions	(0.35)		(0.40)	(0.82)	(0.04)		—
Paid-in-capital from redemption fees (1)	—		0.00 (4)	0.00 (4)	—		—
Net asset value, end of year	$17.41		$15.17	$14.13	$14.47		$11.96
Total return (2)	17.32%		10.27%	3.48%	21.34%		13.58%
Net assets, at end of year (000s)	$25,935		$19,803	$15,269	$10,215		$8,996
Ratio of gross expenses to average net assets (3)	2.00	% (6)	2.18%	2.38%	2.64%		2.79%
Ratio of net expenses to average net assets	2.15	% (5)	2.15%	2.15%	2.15%		2.15%
Ratio of net investment loss to average net assets	(0.22)%		(0.06)%	(0.35)%	(0.23)%		(0.02)%
Portfolio Turnover Rate	41%		49%	22%	23%		32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.01 per share.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(6)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30,	September 30,	September 30,		September 30,		September 30,
Class A Shares	2017	2016	2015		2014		2013
Net asset value, beginning of year	$13.70	$13.18	$14.66		$13.47		$12.02
Activity from investment operations:
Net investment income (loss) (1)	(0.02)	0.05	0.07		0.07		0.07
Net realized and unrealized gain (loss) on investments	1.32	0.80	(0.84)		1.17		1.42
Total from investment operations	1.30	0.85	(0.77)		1.24		1.49
Less distributions from:
Net investment income	(0.07)	(0.04)	(0.05)		(0.05)		—
Net realized gains	(0.97)	(0.29)	(0.66)		—		(0.04)
Total distributions	(1.04)	(0.33)	(0.71)		(0.05)		(0.04)
Paid-in-capital from redemption fees (1)	—	—	0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, end of year	$13.96	$13.70	$13.18		$14.66		$13.47
Total return (3)	9.95%	6.61%	(5.41)%		9.20%		12.40%
Net assets, at end of year (000s)	$1,307	$1,700	$1,892		$2,285		$3,088
Ratio of gross expenses to average net assets (4)(5)	2.31%	2.22%	2.13	% (8)	2.10	% (8)	2.40%
Ratio of net expenses to average net assets (5)	2.03%	2.20%	2.26	% (7)	2.35	% (7)	2.35%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.19)%	0.36%	0.50%		0.48%		0.58%
Portfolio Turnover Rate	25%	71%	49%		59%		63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30,	September 30,	September 30,		September 30,		September 30,
Class C Shares	2017	2016	2015		2014		2013
Net asset value, beginning of year	$13.33	$12.88	$14.40		$13.30		$11.96
Activity from investment operations:
Net investment loss (1)	(0.08)	(0.06)	(0.03)		(0.04)		(0.02)
Net realized and unrealized gain (loss) on investments	1.24	0.80	(0.83)		1.14		1.40
Total from investment operations	1.16	0.74	(0.86)		1.10		1.38
Less distributions from:
Net investment income	—	—	—		(0.00	) (3)	—
Net realized gains	(0.97)	(0.29)	(0.66)		—		(0.04)
Total distributions	(0.97)	(0.29)	(0.66)		(0.00)		(0.04)
Paid-in-capital from redemption fees (1)	—	—	0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, end of year	$13.52	$13.33	$12.88		$14.40		$13.30
Total return (3)	9.07%	5.85%	(6.15)%		8.28%		11.54%
Net assets, at end of year (000s)	$200	$387	$538		$728		$225
Ratio of gross expenses to average net assets (4)(5)	3.06%	3.02%	2.88	% (8)	2.85	% (8)	3.15%
Ratio of net expenses to average net assets (5)	2.78%	2.99%	3.01	% (7)	3.10	% (7)	3.10%
Ratio of net investment loss to average net assets (5)(6)	(0.58)%	(0.44)%	(0.24)%		(0.31)%		(0.17)%
Portfolio Turnover Rate	25%	71%	49%		59%		63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30,	September 30,	September 30,		September 30,		September 30,
Class I Shares	2017	2016	2015		2014		2013
Net asset value, beginning of year	$13.76	$13.23	$14.72		$13.56		$12.06
Activity from investment operations:
Net investment income (1)	0.00 (2)	0.07	0.11		0.10		0.11
Net realized and unrealized gain (loss) on investments	1.33	0.83	(0.85)		1.17		1.43
Total from investment operations	1.33	0.90	(0.74)		1.27		1.54
Less distributions from:
Net investment income	(0.11)	(0.08)	(0.09)		(0.11)		—
Net realized gains	(0.97)	(0.29)	(0.66)		—		(0.04)
Total distributions	(1.08)	(0.37)	(0.75)		(0.11)		(0.04)
Paid-in-capital from redemption fees (1)	—	—	0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, end of year	$14.01	$13.76	$13.23		$14.72		$13.56
Total return (3)	10.17%	6.96%	(5.21)%		9.41%		12.78%
Net assets, at end of year (000s)	$16,716	$16,222	$16,707		$20,916		$15,417
Ratio of gross expenses to average net assets (4)(5)	2.06%	2.02%	1.88	% (8)	1.85	% (8)	2.07%
Ratio of net expenses to average net assets (5)	1.78%	1.99%	2.01	% (7)	2.10	% (7)	2.07%
Ratio of net investment income to average net assets (5)(6)	0.02%	0.55%	0.75%		0.71%		0.88%
Portfolio Turnover Rate	25%	71%	49%		59%		63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

1.	ORGANIZATION

The Patriot Fund (“PF”) and The Patriot Balanced Fund (known as Ascendant Balanced Fund, prior to January 28, 2016) (“PBF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. PF’s investment objective is to seek growth of capital. PBF’s investment objective is to seek total return from income and growth of capital.

The Funds currently offer Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2017 for the Funds’ assets measured at fair value:

Patriot Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$34,501,375	$—	$—	$34,501,375
Short-Term Investment	780,448	—	—	780,448
Total	$35,281,823	$—	$—	$35,281,823

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Patriot Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,098,462	$—	$—	$7,098,462
Convertible Bonds	—	1,826,878	**	1,826,878
Exchange Traded Funds	938,999	—	—	938,999
Mutual Funds	5,830,560	—	—	5,830,560
Non-Convertible Bonds	—	1,649,668	—	1,649,668
U.S. Government Treasury Obligations		369,329	—	369,329
Warrant	—	—	**	—
Short-Term Investment	1,005,148	—	—	1,005,148
Total	$14,873,169	$3,845,875	$—	$18,719,044

There were no transfers into or out of Level 1, Level 2 or Level 3 during the period. It is the Funds’ policy to record transfers between fair value levels at the end of the reporting period.

*	See Portfolios of Investments for industry classification.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized within Level 3 of the fair value hierarchy as of September 30, 2017:

Patriot Balanced Fund

	Convertible Bonds	Warrant
Beginning Balance	$—	$—
Total realized gain (loss)	—	—
Appreciation (Depreciation)	—	—
Cost of Purchases	—	—
Proceeds from Sales	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$—	$—

Significant unobservable valuation inputs for Level 3 investments as of September 30, 2017, are as follows:

	Fair Value at	Valuation
	September 30, 2017	Technique	Unobservable Inputs
Patriot Balanced Fund
Convertible Bonds
Goodrich Petroleum Escrow	$—	** Bankruptcy	Potential future cash payments

Warrant:
Goodrich Petroleum Corporation	—	** Bankruptcy	Potential future cash payments
$—

**	There is a convertible bond and a warrant, both valued at $0 at September 30, 2017.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years September 30, 2014 - September 30, 2016 or expected to be taken in the Funds’ September 30, 2017 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $13,094,953 and $14,470,092, respectively, for PF. For year ended September 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $4,257,587 and $5,537,554, respectively, for PBF.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ascendant Advisors, LLC serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of PF and 1.10% of PBF average daily net assets, respectively. For the year ended September 30, 2017, PF incurred $462,630 in advisory fees and PBF incurred $198,392 in advisory fees.

Pursuant to an exemptive order, the PBF invested a portion of its assets in the Ascendant Deep Value Bond Fund and in the Patriot Fund. The Adviser has agreed to waive its advisory fee on the portion of PBF’s assets that are invested in the Ascendant Deep Value Bond Fund and in the Patriot Fund. For the year ended September 30, 2017, PBF waived $50,314.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of Funds service providers (other than the adviser), do not exceed the following:

	Class A	Class C	Class I
PF	2.40%	3.15%	2.15%
PBF	2.35%	3.10%	2.10%

These amounts will herein be referred to as the “expense limitations” and are based upon a per annum

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

of the Funds’ average daily net assets.

If the Adviser waives any fees or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If the Fund’s operating expenses subsequently exceed their respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2017, the Adviser recaptured fees in the amount of $50,343 for PF.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2018	9/30/2019
PF	$ 36,974	$ 9,031

During the year ended September 30, 2017, AWM Services, LLC, a registered broker/dealer and an affiliate of the Adviser executed trades on behalf of the Funds. AWM Services, LLC received $9,736 from PF and $9,214 from PBF in brokerage commissions.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the year ended September 30, 2017, PF paid $24,787 and $5,033 to the Distributor for Class A and Class C shares, respectively. For the year ended September 30, 2017, PBF paid $3,427 and $2,829 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Funds principal underwriter in a continuous public offering of the Funds shares. On sales of PF’s Class A shares for the year ended September 30, 2017, the Distributor received $22,553 from front-end sales charges of which $3,106 was retained by the principal underwriter or other affiliated broker-dealers. On sales of PBF’s Class A shares for the year ended September 30, 2017, the Distributor received $1,997 from front-end sales charges of which $297 was retained by the principal underwriter or other affiliated broker-dealers.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended September 30, 2017 and September 30, 2016 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2017	Income	Capital Gains	Capital	Total
Patriot Fund	$—	$716,629	$—	$716,629
Patriot Balanced Fund	142,095	1,260,984	—	1,403,079

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2016	Income	Capital Gains	Capital	Total
Patriot Fund	$64,411	$557,241	$—	$621,652
Patriot Balanced Fund	107,018	415,360	—	522,378

As of September 30, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
Patriot Fund	$118,072	$494,809	$(108,793)	$—	$(4,891)	$8,825,890	$9,325,087
Patriot Balanced Fund	171,123	486,232	—	—	(633)	2,639,370	3,296,092

The difference between book basis and tax basis net investment income (loss), unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, the market-to-market on passive foreign investment companies, and tax adjustments for real estate investment trusts, grantor trusts, partnerships, contingent payment debt instruments, deemed dividend distributions, and return of capital distributions from C-Corporations. In

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Losses
Patriot Fund	$108,793
Patriot Balanced Fund	—

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, and tax adjustments related to real estate investment trusts, grantor trusts, partnerships, contingent payment debt instruments, deemed dividend distributions, and return of capital distributions from C-Corporations, resulted in reclassification for the year ended September 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Patriot Fund	$—	$25,996	$(25,996)
Patriot Balanced Fund	—	27,365	(27,365)

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common management. Companies which are affiliates of a Fund at September 30, 2017 are noted in the Funds’ Portfolio of Investments. Transactions during the year ended September 30, 2017 with companies which are affiliates are as follows for PBF:

		Value -				Dividends
		Beginning of		Sales	Realized	Credited to	Value - End of	Change in	Shares at
Cusip	Description	Year	Purchases	Proceeds	Losses	Income	Year	Unrealized	Year End
66537Y462	Patriot Fund - Class A	$4,204,909	$250,000	$—	$—	$104,858	$5,107,330	$652,421	297,977
66537Y686	Ascendant Deep Value Bond Fund - Class I	199,737	—	—	—	1,751	210,940	11,203	17,505
	Total	$4,404,646	$250,000	$—	$—	$106,609	$5,318,270	$663,624	315,482

7.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The performance of PBF may be directly affected by the performance of the Patriot Fund – Class A. The financial statements of the Patriot Fund – Class A, including the portfolio of investments, are included in this report. As of September 30, 2017, the percentage of net assets invested in the Patriot Fund – Class A was 28.0% for PBF.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Patriot Fund and Patriot Balanced Fund

We have audited the accompanying statements of assets and liabilities of Patriot Fund and Patriot Balanced Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of September 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Patriot Fund and Patriot Balanced Fund as of September 30, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 28, 2017

The Patriot Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2017

As a shareholder of the Patriot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Patriot Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 through September 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Patriot Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid During	Expenses Ratio During
	Account Value	Value	Period	Period
Actual	4/1/17	9/30/17	4/1/17 - 9/30/17*	4/1/17 - 9/30/17**
Patriot Fund:
Class A	$1,000.00	$1,062.60	$12.31	2.38%
Class C	$1,000.00	$1,058.60	$16.36	3.17%
Class I	$1,000.00	$1,064.20	$11.02	2.13%

Patriot Balanced Fund:
Class A	$1,000.00	$1,037.90	$10.37	2.03%
Class C	$1,000.00	$1,034.40	$14.13	2.77%
Class I	$1,000.00	$1,040.10	$9.15	1.79%
	Beginning	Ending Account	Expenses Paid During	Expenses Ratio During
	Account Value	Value	Period	Period
Hypothetical (5% return before Expenses)	4/1/17	9/30/17	4/1/17 - 9/30/17*	4/1/17 - 9/30/17**
Patriot Fund:
Class A	$1,000.00	$1,013.14	$12.01	2.40%
Class C	$1,000.00	$1,009.18	$15.97	3.15%
Class I	$1,000.00	$1,014.39	$10.76	2.15%

Patriot Balanced Fund:
Class A	$1,000.00	$1,014.89	$10.25	2.03%
Class C	$1,000.00	$1,011.18	$13.97	2.77%
Class I	$1,000.00	$1,016.09	$9.05	1.79%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

THE PATRIOT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 –2011).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions at a major investment bank including CFO-Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Prior thereto he spent 10 years at a global public accounting firm in the emergency companies and multi-national audit practices. Consultant to small and emerging businesses (since 2000).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	4	Northern Lights Fund Trust (for series not affiliated with the Fund since 2007); Northern Lights Variable Trust (since 2007); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2010);

9/30/17 – NLFT_v6

THE PATRIOT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers* 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013***	President of the Trust (2006-June 2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 –April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 –April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 –April 2017); President and Manager, Gemini Fund Services, LLC (2006 –2012)	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, (2004 -2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President -Fund Administration (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of September 30, 2017, the Trust was comprised of 79 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series. Ascendant Funds and Patriot Funds are in the same complex.

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his past affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-527-2363.

9/30/17 – NLFT_v6

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER
Ascendant Advisors, LLC
Four Oaks Place
1330 Post Oaks Blvd., Suite 1550
Houston, TX 77056

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 - $25,200

2016 - $24,500

(b)	Audit-Related Fees

2017 - None

2016 - None

(c)	Tax Fees

2017 - $4,400

2016 - $4,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

2016 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2017	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $4,400

2016 - $4,400

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/8/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 12/8/17